Share-Based Compensation	12 Months Ended
Sep. 30, 2023
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION

24. SHARE-BASED COMPENSATION

Trust-Type Share Option Plan

On June 9, 2021, the Company awarded options to purchase an aggregate of 3,750,000 Ordinary Shares at an exercise price of JPY40 per share (reflecting a 1:2 share split of the Ordinary Shares, effective on September 1, 2023) to various officers, directors, employees and consultants of the Company to measure the cost of their services received in exchange for the share-based awards.

The fair value of stock option awards with only service and/or performance conditions is estimated on the grant or offering date using the Black-Scholes option-pricing model with the assistance of a third-party valuation appraiser. The Black-Scholes option-pricing model requires inputs such as the risk-free interest rate, expected term and expected volatility. These inputs are subjective and generally require significant judgment. The resulting cost is recognized over the period during which an employee is required to provide service in exchange for the awards, usually the vesting period, which is generally two years for stock options. Share-based compensation expense is recognized on a straight-line basis, net of actual forfeitures in the period. Share-based compensation expense is recorded in the statements of operations.

The stock options vested on June 10, 2023 with the expiration date on June 9, 2036.

The following table summarizes the stock option activities and related information for the fiscal years ended September 30, 2023, 2022 and 2021:

	Stock Options
	Number of Options		Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (years)
Outstanding as of October 1, 2020	—		—	—
Granted	625,000	JPY	40	15.00
Exercised	—		—	—
Forfeited/cancelled	—		—	—
Outstanding as of September 30, 2021	625,000	JPY	40	14.67
Granted	1,875,000		—	—
Exercised	—		—	—
Forfeited/cancelled	—		—	—
Outstanding as of September 30, 2022	2,500,000	JPY	40	13.67
Granted	1,250,000		—	—
Exercised	—		—	—
Forfeited/cancelled	—		—	—
Outstanding as of September 30, 2023	3,750,000	JPY	40	12.67

The following table summarizes our stock option for the fiscal year ended September 30, 2023 and 2022:

	For the fiscal years ended September 30,
	2023	2022
Risk-free interest rate	0.409%	0.192%
Expected term (in years)	12.70	13.67
Expected volatility	36.32%	37.99%
Dividend yield	0%	0%

The expected volatility is calculated based on the annualized standard deviation of the daily return embedded in historical share prices of comparable companies.

The risk-free interest rate is estimated based on the yield to maturity of Japanese treasury bonds based on the expected term of the incentive shares.

The company estimates the stock option will be granted two years after the trust-type stock option is funded.

For the fiscal years ended September 30, 2023, 2022 and 2021, the Company recognized share-based compensation expenses related to the options of $5,053,715, $2,766,817 and $145, respectively.